PROMISSORY NOTE PAYABLE (Q3)	9 Months Ended
Sep. 30, 2015
PROMISSORY NOTE PAYABLE [Abstract]
PROMISSORY NOTE PAYABLE
NOTE 10.	PROMISSORY NOTE PAYABLE

Debt Financing – April 2015

On April 15, 2015, we entered into a Securities Purchase Agreement dated April 14, 2015 (the “Purchase Agreement”) with Inter-Mountain Capital Corp. (“Inter-Mountain”) related to our issuance of a $550,000 Promissory Note (the “April 2015 Note”).  The purchase price for the April 2015 Note, which reflects a $50,000 original issue discount, was $500,000. The Purchase Agreement also included representations and warranties, restrictive covenants and indemnification provisions standard for similar transactions.

The April 2015 Note bears interest at the rate of 10.0% per annum, with monthly installment payments of $45,000 commencing on the date that is 120 calendar days after the issuance date of the April 2015 Note. At our option, subject to certain volume, price and other conditions, the monthly installments may be paid in whole, or in part, in cash or in Common Stock.  If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days.  The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.  The April 2015 Note is not subject to conversion at the discretion of Inter-Mountain.

At our option, the outstanding principal balance of the April 2015 Note, or a portion thereof, may be prepaid in cash at 120% of the amount elected to be prepaid.  The April 2015 Note is unsecured.

Events of default under the April 2015 Note include failure to make required payments, the entry of a $100,000 judgment not stayed within 30 days, breach of representations or covenants under the transaction documents, various events associated with insolvency or failure to pay debts, delisting of the Common Stock, a restatement of financial statements and a default under certain other agreements.  In the event of default, the interest rate under the April 2015 Note increases to 18% and the April 2015 Note becomes callable at a premium.  In addition, Inter-Mountain has all remedies under law and equity.

As part of the debt financing, Inter-Mountain also received a warrant (the “Warrant”) to purchase up to an aggregate of 194,118 shares of Common Stock.  The Warrant has an exercise price of $0.85 per share and expires on April 30, 2020. The Warrant includes a standard net cashless exercise provision and provisions requiring proportionate adjustments in connection with a recapitalization transaction.

As part of the debt financing, we entered into a Registration Rights Agreement whereby we agreed to prepare and file with the Securities and Exchange Commission (the “SEC”) a registration statement no later than May 11, 2015 and to cause such registration statement to be declared effective no later than 120 after the closing date and to keep such registration statement effective for a period of no less than 180 days.  In accordance with our obligations under the Registration Rights Agreement, we filed with the SEC a registration statement that was declared effective on June 4, 2015.

Using specific guidelines in accordance with U.S. GAAP, we allocated the value of the proceeds received to the promissory note and to the warrant on a relative fair value basis.  We calculated the fair value of the warrant issued with the debt instrument using the Black-Scholes valuation method, using the same assumptions used for valuing employee stock options, except the contractual life of the warrant was used. Using the effective interest method, the allocated fair value of the warrant was recorded as a debt discount and is being amortized over the expected term of the promissory note to interest expense.

Information relating to our promissory note payable is as follows:

					As of September 30, 2015
Transaction	Initial Principal Amount	Interest Rate	Maturity Date	Conversion Price (1)	Principal Balance	Unamortized Debt Discount	Unamortized Debt Issuance Costs	Carrying Value
April 2015 Note	$550,000	10.0%	08/12/2016		$ 460,000	$ 45,047	$ 32,373	$ 382,580
Total	$550,000				$ 460,000	$ 45,047	$ 32,373	$ 382,580

(1)
As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock.  If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days.  The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.

The amount of interest cost recognized from our promissory note and convertible notes payable was $13,678 and $956 for the three months ended September 30, 2015 and 2014, respectively, and was $25,442 and $20,853 for the nine months ended September 30, 2015 and 2014, respectively.

The amount of debt discount amortized from our promissory note and convertible notes payable was $13,053 and $552 for the three months ended September 30, 2015 and 2014, respectively, and was $24,088 and $(78,078) for the nine months ended September 30, 2015 and 2014, respectively.

For the three months ended September 30, 2015, we issued 417,715 shares of common stock for two installment payments of principal and interest due on the April 2015 Note.

The future minimum payments relating to our promissory note payable, as of September 30, 2015, are as follows:

	Payments Due By Period
Transaction	Total	2015 (Three Months)	2016	2017	2018	2019
April 2015 Note	$ 460,000	$ 135,000	$ 325,000	$ ---	$ ---	$ ---
Total	$ 460,000	$ 135,000	$ 325,000	$ ---	$ ---	$ ---